SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 14 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events through February 3, 2023, the date of issuance of these financial statements.

On October 4, 2022, we issued North Equities USA Ltd. (“North”) 41,494 shares of Company common stock for six months of marketing services to be rendered by North to us, commencing on September 19, 2022, and including content management of our YouTube channel, establishment of a brand ambassador, and social media services.

On October 12, 2022, the Company entered a Broadcasting and Billboard Agreement with FMW Media Works LLC (“FMW”) of Hauppauge, New York, for a period of three months. FMW will produce an informative TV show which will discuss the Company and its business. Total compensation will be made by the issuance of 63,292 restricted shares of Company common stock.

In October 2022, we entered into a joint venture agreement with Sonora Paper Co., Inc., a California corporation (“Sonora”), to form a joint venture entity in Delaware, Hempacco Paper Co., Inc., which will market and sell hemp rolling papers. Pursuant to the agreement, the joint venture entity will be owned 80% by us and 20% by Sonora, we are required to manufacture and package joint venture product and provide accounting, inventory management, staff training, and trade show and marketing services for the joint venture entity, and Sonora is required to provide its patented and patent-pending technologies for the joint venture’s use, with the joint venture obligated to pay royalties of $0.0025 per paper cone manufactured by the joint venture entity and provide lodging for Sonora’s director, Daniel Kempton.

In November 2022, we entered into a joint venture agreement with High Sierra Technologies, Inc. (“High Sierra”), a Nevada corporation and subsidiary of High Sierra Technologies, Inc., a Colorado corporation, to form a joint venture entity in Nevada, Organipure, Inc., which will market and sell hemp smokables products. Pursuant to the agreement, the joint venture entity will be owned will be owned 50% by each of us and High Sierra, with each of us contributing $1,000 to the joint venture initially, we are required to manufacture joint venture product, High Sierra is required to process raw hemp biomass initially, and each of us is required to provide joint accounting, inventory management, staff training, and trade show and marketing services for the joint venture entity.

In January 2023, we entered into a joint venture agreement with Alfalfa Holdings, LLC (“Alfalfa”), a California limited liability company, to operate a joint venture entity in California, HPDG, LLC (the “Joint Venture”), which will market and sell hemp smokables products. Pursuant to the agreement, the Joint Venture will be owned 50% by each of us and Alfalfa, we are required to fund $10,000 to the Joint Venture, we are required to manufacture Joint Venture product and provide accounting, inventory management, staff training, and trade show and marketing services for the Joint Venture, and Alfalfa is required to provide online marketing and promotion, design and branding, and brand management and development services to the Joint Venture, as well as Snoop Dogg attendance and appearances at Joint Venture events subject to professional availability, and subject to a services agreement between Alfalfa, the Joint Venture, and Spanky’s Clothing, Inc., and Calvin Broadus, Jr. p/k/a “Snoop Dogg” (collectively “Talent”). Pursuant to the services agreement, Talent will endorse the Joint venture’s smokable hemp products and serve as a spokesperson for the products in the United States, and the Joint Venture shall (i) pay Talent’s legal expenses of $7,500 in connection with entering into the Joint Venture agreement and services agreement; (ii) cause the Company to issue to Talent a fully vested warrant to acquire 450,000 shares of Company common stock at a strike price of $1.00 per share (the “Talent Warrants”); (iii) cause the Company to issue to Talent’s designee a fully vested warrant to acquire 50,000 shares of Company common stock at a strike price of $1.00 per share (the “Talent Designee Warrants”); and (iv) pay Talent royalties of 10% of Joint Venture gross revenue, with minimum annual royalty payments of $450,000 by the end of the first two years of the initial term of the services agreement, an additional $600,000 by the end of the third year of the initial term, and an additional $1,200,000 by the end of the fourth year of the initial term. On or about January 30, 2023, the Company issued the Talent Warrants and Talent Designee Warrants as required by the services agreement between the Joint Venture, Alfalfa, and Talent.

Subsequent to September 30, 2022, the Company has loaned GGII and related entities an additional approximately $1,295,000. As of the date of this filing, total amounts due from GGII and related entities is approximately $1,356,000.

NOTE 14 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events through March 23, 2022, the date of issuance of these financial statements.

The following events and transactions occurred subsequent to December 31, 2021:

On or about January 1, 2022, the Company entered into a joint venture agreement with Cheech and Chong’s Cannabis Company, a Nevada corporation (“CCCC”), to form a joint venture entity in Nevada, which entity will market and sell Cheech  & Chong-branded hemp smokable products. Pursuant to the agreement, the joint venture entity will be owned 50% by each of us and CCCC, we are required to fund $10,000 to the joint venture entity, we are required to manufacture joint venture product and provide accounting, inventory management, staff training, and trade show and marketing services for the joint venture entity, and CCCC is required to provide online marketing and promotion, design and branding, brand management and development, trademark receipt, and sales and distribution services. CCCC is also required to ensure that Cheech Marin and Tommy Chong attend and make appearances at joint venture entity events. As an incentive to enter into this joint venture CCCC was awarded 100,000,000 Green Globe International warrants with a Black-Scholes valuation of $.0003 per share for a total valuation of $34,318 on the issue date.

On or about January 19, 2022, the Company entered into a joint venture agreement with Stick-It Labs Ltd. (“Stick-It”), an Israeli corporation that manufactures cannabinoid sticks, to develop and sell hemp smokables products in the United States and Mexico utilizing each of the parties’ respective expertise. Pursuant to the agreement, the Company is required to fund $750,000 to the joint venture entity, Stick-It USA, Inc., (“StickIt US”) a newly formed Delaware corporation, and the Company will then receive preferred shares entitling us to 75% of distributable profits of the joint venture entity until the Company has been repaid $750,000, after which the preferred shares will convert into 750,000 shares of common stock. StickIt will also receive 750,000 shares of common stock. The agreement grants the right to Stick-It to purchase 100,000,000 five-year warrants of Green Globe International, Inc. common stock at an exercise price of $0.01 per share. The warrants are issuable in three tranches, the first 25,000,000 on signing the JV agreement, the second 25,000,000 when StickIt US achieves annual sales revenue in excess of $5,000,000, and the third tranche will be issued upon StickIt US achieving annual sales revenue in excess of $10,000,000. On or about January 20, 2022, the Company entered into employment agreements with Sandro Piancone, the Company’s CEO, Neville Pearson, the Company’s CFO, and Jorge Olson, the Company’s CMO. These agreements supersede and replace the Company’s consulting agreements with Mr. Piancone’s entity, Strategic Global Partners, Inc., and Mr. Olson’s entity, Cube17, Inc. Mr. Pearson’s employment agreement with Green Globe International, Inc. remains in place.

On or about February 9, 2022, the Company, through its Investment Banker offered a second pre-IPO round of 500,000 Hempacco common shares to accredited investors at a price of $2.00 per share. The offer will remain open until the maximum subscription is reached or March 31, 2022, whichever occurs first. However, the offering can be extended at the discretion of Boustead and Hempacco.

On January 6, 2022 the first payment of $50,000 was made to Titan Agency Management against the outstanding balance of the equipment loan Refer to Note 8 for further information.